Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
In December 2020, the Sponsor paid $
25,000
to cover certain expenses on behalf of the Company in consideration for
7,187,500
Class B ordinary shares (the “Founder Shares”). On March 1, 2021, the Company effected a share capitalization, pursuant to which an additional
1,437,500
Class B ordinary shares were issued, resulting in an aggregate of
8,625,000
Founder Shares outstanding. Historical information has been retroactively restated. The Founder Shares included an aggregate of up to
1,125,000
shares that were subject to forfeiture by the Sponsor following to the extent the underwriters’ election to exercise their over-allotment option was not exercised so that the number of Founder Shares collectively represented
20
% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). As a result of the underwriters’ not exercising their overallotment option in full,
888,732
Founder Shares were forfeited on March 4, 2021.
The Sponsor has agreed, not to transfer, assign or sell any Founder Shares until the earlier to occur of (i) one year after the completion of the Company’s Business Combination and (ii) subsequent to a Business Combination, (x) if the closing price of the Company’s Class A ordinary shares equals or exceeds $
12.00
per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any
20
trading days within any
30-trading day
period commencing at least
150
 days after the Company’s Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, or other similar transaction that results in all of the Company’s public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Administrative Services Agreement
The Company entered into an agreement, commencing on March 4, 2021, through the earlier of the Company’s consummation of a
Business
Combination and its liquidation, to pay an affiliate of the Sponsor a total of $
10,000
per month for office space, secretarial and administrative services. For the three and nine months
ended

September 30, 2023, the total expense for administrative services was $
30,000
and $
90,000
, respectively. For the three and nine months ended September 30, 2022, the total expense for administrative services was $
30,000
and $
90,000
, respectively. As of September 30, 2023 and December 31, 2022, the Company had $
90,000
and $
120,000
 included in accounts payable and accrued expenses on the accompanying condensed consolidated balance sheets, respectively.
Promissory Note — Related Party
On December 29, 2020, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $
300,000
. The Promissory Note was
non-interest
bearing and payable on the earlier of (i) July 31, 2021 or (ii) the completion of the Initial Public Offering. The outstanding amount of $
171,357
was repaid after the closing of the Initial Public Offering on March 9, 2021. Borrowings under the Promissory Note are no longer available.
Related Party Advance
On March 3, 2023, the Sponsor advanced the Company $
50,000
. On April 18, 2023, July 26, 2023, August 28, 2023, and September 28, 2023, the Sponsor advanced the Company an additional $
250,000
, $
100,000
, $
100,000
and $
75,000
, respectively. The related party advances are
non-interest
bearing and payable upon demand. As of September 30, 2023 and December 31, 2022, the Company had $
575,000
and $
0
included in related party advances in the accompanying condensed consolidated balance sheets, respectively.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $
1,500,000
of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $
1.50
per warrant. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of September 30, 2023 and December 31, 2022, there were no
working capital loans outstanding.
Non-Redemption
Agreement
On February 28, 2023, the Sponsor entered into
Non-Redemption
Agreements with various shareholders of the Company pursuant to which these shareholders have committed not to redeem their Class A Ordinary Shares of the company in connection with the Extension Meeting held on March 3, 2023, but still retained their right to redeem their respective shares in connection with the closing of a Business Combination. The commitment to not redeem was accepted by holders of
400,000
shares of Class A Ordinary Shares. In consideration of this agreement, the Sponsor has agreed to transfer
150,000
of its Class B Ordinary shares to the
Non-Redeeming
Shareholders at the closing of a Business Combination. Each shareholder committed to maintain, and not to redeem at the Extension Meeting, the lesser of (i)
400,000
Class A Ordinary Shares and (ii)
9.9
% of the Company’s Class A Ordinary Shares. The Company estimated the aggregate fair value of the
150,000
 founders shares attributable to the
Non-Redeeming
Shareholders to be $
744,274
or $
4.96
 per share. Each
Non-Redeeming
Shareholder acquired from the Sponsor an indirect economic interest in the founder shares. The excess of the fair value of the founder shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, in substance, it was recognized by the Company as a capital contribution by the Sponsor to induce these holders of the Class A Ordinary Shares not to redeem, with a corresponding charge to additional paid-in
capital to recognize the fair value of the shares transferred as an offering cost during the
three and nine months ended September 30, 2023.
The fair value of the founders shares was based on the following significant inputs:

February 28, 2023
Risk-free interest rate	4.72%
Remaining life of the Company	0.68
Value in no De-SPAC scenario	$0.00
Probability of transaction	50.00%

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
In December 2020, the Sponsor paid $25,000
 to cover certain expenses on behalf of the Company in consideration for
7,187,500
DHC Class B Shares (the “Founder Shares”). On March 1, 2021, the Company effected a share capitalization, pursuant to which an additional
1,437,500
DHC Class B Shares were issued, resulting in an aggregate of
8,625,000
Founder Shares outstanding. Historical information has been retroactively restated. The Founder Shares included an aggregate of up to
1,125,000
shares that were subject to forfeiture by the Sponsor following to the extent the underwriters’ election to exercise their over-allotment option was not exercised so that the number of Founder Shares collectively represented
20
% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). As a result of the underwriters’ not exercising their overallotment option in full,
888,732 Founder Shares were forfeited on March 4, 2021.
The Sponsor has agreed, not to transfer, assign or sell any Founder Shares until the earlier to occur of (i) one year after the completion of the Company’s Business Combination and (ii) subsequent to a Business Combination, (x) if the closing price of the Company’s DHC Class A Shares equals or exceeds $
12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading-day
period commencing at least 150
days after the Company’s Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, or other similar transaction that results in all of the Company’s public shareholders having the right to exchange their DHC Class A Shares for cash, securities or other property.
Administrative Services Agreement
The Company entered into an agreement, commencing on March 4, 2021, through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor a total of $10,000 per month for office space, secretarial and administrative services. For the year ended December 31, 2022, the total expense for administrative services was $120,000. For the year ended December 31, 2021, the total expense for administrative services was $100,000. As of December 31, 2022 and 2021, the Company had $220,000 and $100,000 included in accounts payable and accrued expense on the accompanying consolidated balance sheets, respectively.
Promissory Note — Related Party
On December 29, 2020, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest
bearing and payable on the earlier of (i) July 31, 2021 or (ii) the completion of the Initial Public Offering. The outstanding amount of $171,357 was repaid after the closing of the Initial Public Offering on March 9, 2021. Borrowings under the Promissory Note are no longer available.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2022 and 2021, there were no working capital loans outstanding.